Share Capital - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions					3 Months Ended	12 Months Ended
	Apr. 04, 2020	Mar. 06, 2019	Feb. 28, 2018	Mar. 01, 2017	Mar. 17, 2020	Dec. 31, 2019	May 22, 2019	Dec. 31, 2018	Dec. 31, 2017	May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quarterly dividend declared (in CAD per share)	$ 0.425	$ 0.375	$ 0.335	$ 0.275
Share repurchase term							12 months
Shares repurchased and retired (in shares)						25,900,000
Weighted average price per share of shares repurchased and retired (in CAD per share)						$ 36.32
Purchase of common shares under Normal Course Issuer Bid						$ 941
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)										59,729,706
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term						5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding						7.00%
Stock options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term						5 years
Stock options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term						6 years
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under Normal Course Issuer Bid						$ 738		$ 1,044	$ 0
Purchase Of Common Shares For Retirement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and retired (in shares)					6,970,000
Weighted average price per share of shares repurchased and retired (in CAD per share)					$ 38.84
Purchase of common shares under Normal Course Issuer Bid					$ 271